Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares [Member]	Treasury share [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2020	$ 0	$ 0	$ 34,497	$ (23,695)	$ 10,802
Beginning balance (in shares) at Dec. 31, 2020	9,274,838	0
Share-based compensation	$ 0	$ 0	2,019	0	2,019
Effect of reverse capitalization transaction	$ 0	$ 0	2,476	0	2,476
Effect of reverse capitalization transaction (In shares)	152,299,702	0
Issuance of shares and warrants, net of issuance costs	$ 0	$ 0	58,637	0	58,637
Stock And Warrants Issued During Period New Issues	66,381,520	0
Exercise of Options	$ 0	$ 0	10	0	10
Exercise of Options, shares	134,240	0
Net loss for the year	$ 0	$ 0	0	(12,478)	(12,478)
Ending balance at Dec. 31, 2021	$ 0	$ 0	97,639	(36,173)	$ 61,466
Ending balance (in shares) at Dec. 31, 2021	228,090,300	0			228,090,300
Share-based compensation	$ 0	$ 0	3,211	0	$ 3,211
Issuance of shares and warrants, net of issuance costs	$ 0	$ 0	267	0	267
Stock And Warrants Issued During Period New Issues	2,576,400	0
Exercise of Options	$ 0	$ 0	143	0	143
Exercise of Options, shares	1,970,000	0
Treasury share at cost	$ 0	$ (1,218)	0	0	(1,218)
Treasury share at cost (in shares)		(11,640,460)
Net loss for the year	0	$ 0	0	(27,646)	(27,646)
Ending balance at Dec. 31, 2022	$ 0	$ (1,218)	$ 101,260	$ (63,819)	$ 36,223
Ending balance (in shares) at Dec. 31, 2022	232,636,700	(11,640,460)			232,636,700